INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
INCOME TAXES
Valuation allowance	$ 768	$ 813	$ 861	$ 681
Net decrease (increase)	45	48	(180)
Foreign currency movements	(30)	1	14
Increase (decrease) to deferred tax assets with an offsetting (decrease) increase to valuation allowances	4	(27)	(64)
Change in valuation allowance per rate reconciliation	19	22	(230)
Components of change in valuation allowance affecting tax expense
Pre-tax income and pre-tax losses in jurisdictions with valuation allowances resulting in no tax expense or benefit	(3)	2	(75)
Releases of valuation allowances in various jurisdictions	27	20	4
Establishments of valuation allowances in various jurisdictions	(5)		(159)
Change in valuation allowance per rate reconciliation	$ 19	$ 22	$ (230)